Average Annual Total Returns - FidelitySAIInternationalValueIndexFund-PRO - FidelitySAIInternationalValueIndexFund-PRO - Fidelity SAI International Value Index Fund	Dec. 30, 2023
Fidelity SAI International Value Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(5.97%)
Past 5 years	0.23%
Since Inception	0.38%	[1]
Fidelity SAI International Value Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(6.68%)
Past 5 years	(0.68%)
Since Inception	(0.53%)	[1]
Fidelity SAI International Value Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(2.54%)
Past 5 years	0.19%
Since Inception	0.31%	[1]
IXYEH
Average Annual Return:
Past 1 year	(5.97%)
Past 5 years	0.49%
Since Inception	0.76%	[1]

[1]	AFrom December 19, 2017.